Accumulated Other Comprehensive Income - Changes in Components of Accumulated Other Comprehensive Income, Net of Tax (Detail) $ in Millions	12 Months Ended
Dec. 31, 2025 USD ($)
Other Comprehensive Income Loss [Line Items]
Stockholders equity, beginning balance	$ 12,468.1
Stockholders equity, ending balance	12,697.7
Cash Flow Hedges [Member]
Other Comprehensive Income Loss [Line Items]
Stockholders equity, beginning balance	88.2
AOCI before reclassifications	(6.3)
Reclassifications to statements of earnings	(45.3)
Stockholders equity, ending balance	36.6
Foreign Currency Translation [Member]
Other Comprehensive Income Loss [Line Items]
Stockholders equity, beginning balance	(239.0)
AOCI before reclassifications	69.8
Stockholders equity, ending balance	(169.2)
Defined Benefit Plan Items [Member]
Other Comprehensive Income Loss [Line Items]
Stockholders equity, beginning balance	(112.0)
AOCI before reclassifications	37.6
Reclassifications to statements of earnings	1.3
Stockholders equity, ending balance	(73.1)
Total AOCI [Member]
Other Comprehensive Income Loss [Line Items]
Stockholders equity, beginning balance	(262.8)
AOCI before reclassifications	101.1
Reclassifications to statements of earnings	(44.0)
Stockholders equity, ending balance	$ (205.7)